UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Corporate Bond Fund
Class A [SIGAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$568,346,007
Total Number of Portfolio Holdings*	651
Portfolio Turnover Rate	65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7234-STSR-0825

Western Asset Corporate Bond Fund
Class C [LWBOX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$80	1.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$568,346,007
Total Number of Portfolio Holdings*	651
Portfolio Turnover Rate	65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7058-STSR-0825

Western Asset Corporate Bond Fund
Class C1 [SBILX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$71	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$568,346,007
Total Number of Portfolio Holdings*	651
Portfolio Turnover Rate	65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7242-STSR-0825

Western Asset Corporate Bond Fund
Class I [SIGYX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$568,346,007
Total Number of Portfolio Holdings*	651
Portfolio Turnover Rate	65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7460-STSR-0825

Western Asset Corporate Bond Fund
Class P [LCBPX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$568,346,007
Total Number of Portfolio Holdings*	651
Portfolio Turnover Rate	65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7216-STSR-0825

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Corporate Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 83.4%
Communication Services — 6.0%
Diversified Telecommunication Services — 2.9%
AT&T Inc., Senior Notes	6.950%	1/15/28	2,790,000	$2,950,725
AT&T Inc., Senior Notes	5.375%	8/15/35	1,890,000	1,925,232
AT&T Inc., Senior Notes	6.375%	3/1/41	753,000	805,118
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	185,357
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	574,782 (a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	146,316
AT&T Inc., Senior Notes	3.550%	9/15/55	1,283,000	866,393
AT&T Inc., Senior Notes	6.050%	8/15/56	250,000	255,308
AT&T Inc., Senior Notes	3.800%	12/1/57	1,120,000	784,411
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	89,302
Frontier California Inc., Senior Notes	6.750%	5/15/27	2,190,000	2,229,124
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	380,000	385,235 (a)
Frontier Communications Holdings LLC, Secured Notes	6.000%	1/15/30	780,000	790,727 (a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	206,998
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	350,000	309,902
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	1,930,000	1,946,810
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	204,722
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	630,000	486,218
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	252,189
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	358,199
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	224,444
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	380,000	367,522
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	360,000	216,869
Total Diversified Telecommunication Services				16,561,903
Entertainment — 0.2%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	950,000	957,719 (a)
Walt Disney Co., Senior Notes	5.400%	10/1/43	270,000	267,943
Total Entertainment				1,225,662
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	5.250%	5/15/55	1,230,000	1,212,291
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	520,000	555,032
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	$602,532
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	250,000	178,370
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	260,000	166,719
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	640,000	412,692
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	227,875
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	154,337
Comcast Corp., Senior Notes	6.050%	5/15/55	1,150,000	1,175,079
Comcast Corp., Senior Notes	2.937%	11/1/56	823,000	483,655
Comcast Corp., Senior Notes	4.950%	10/15/58	560,000	480,408
Fox Corp., Senior Notes	5.476%	1/25/39	630,000	616,938
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	53,441
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,078,000	1,255,808
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	630,336
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	830,000	905,608
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	900,000	933,447
Total Media				8,832,277
Wireless Telecommunication Services — 1.1%
SoftBank Corp., Senior Notes	5.332%	7/9/35	1,800,000	1,800,000 (a)(b)
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	760,000	680,725
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	410,000	355,636
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	1,340,000	1,357,307
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	132,994
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	930,000	680,980
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	810,000	538,079
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	750,000	750,218
Total Wireless Telecommunication Services				6,295,939

Total Communication Services				34,128,072
Consumer Discretionary — 7.8%
Automobile Components — 0.0%††
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	240,000	230,776 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — 3.6%
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	840,000	$845,894 (a)
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	341,348
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,119,956
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	410,665
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	686,903
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	490,000	508,775
General Motors Co., Senior Notes	5.600%	10/15/32	738,000	750,191
General Motors Co., Senior Notes	6.600%	4/1/36	500,000	529,923
General Motors Co., Senior Notes	6.750%	4/1/46	550,000	562,124
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	177,762
Hyundai Capital America, Senior Notes	5.400%	1/8/31	320,000	327,063 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	710,000	726,719 (a)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	4,820,000	4,834,882 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	497,562 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	370,000	353,128 (a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	5,875,000	5,842,331 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,480,000	1,027,771 (a)
Toyota Motor Credit Corp., Senior Notes	4.800%	5/15/30	1,130,000	1,148,412
Total Automobiles				20,691,409
Broadline Retail — 0.5%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	640,000	566,785
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	202,326 (a)
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	348,997
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,030,000	668,428
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	240,000	236,721
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	720,000	647,917
Total Broadline Retail				2,671,174
Diversified Consumer Services — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	373,276
Hotels, Restaurants & Leisure — 2.9%
Carnival Corp., Senior Notes	5.750%	3/1/27	2,400,000	2,421,316 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	1,090,000	1,109,146 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	810,000	857,265
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,040,000	2,956,002 (a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	1,126,000	1,116,608 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000	638,335
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	51,412
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	4.450%	3/1/47	530,000	$448,362
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	770,000	722,962 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	220,000	220,916 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	350,000	354,574 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	520,000	534,823 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	410,000	418,160 (a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	1,411,000	1,404,578
Sands China Ltd., Senior Notes	3.800%	1/8/26	150,000	149,317 (c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,830,000	1,844,790
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	832,167 (c)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	403,910 (a)
Total Hotels, Restaurants & Leisure				16,484,643
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.200%	7/30/30	1,390,000	1,416,710
Specialty Retail — 0.4%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	720,000	705,228 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	700,000	597,275 (a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	660,000	629,960 (a)
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,770
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	700,000	437,789
Total Specialty Retail				2,375,022

Total Consumer Discretionary				44,243,010
Consumer Staples — 3.5%
Beverages — 0.1%
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	421,562
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	880,000	879,825 (a)
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	800,000	758,776 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	1,090,000	1,035,413
Total Consumer Staples Distribution & Retail				2,674,014
Food Products — 1.5%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	760,000	765,014 (a)
J M Smucker Co., Senior Notes	6.200%	11/15/33	560,000	601,339
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	1,380,000	1,431,032 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	680,000	$698,761 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	2,450,000	2,480,577 (a)
Mars Inc., Senior Notes	5.650%	5/1/45	870,000	872,614 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	1,540,000	1,537,336 (a)
Mars Inc., Senior Notes	5.800%	5/1/65	320,000	319,698 (a)
Total Food Products				8,706,371
Personal Care Products — 0.3%
L’Oreal SA, Senior Notes	5.000%	5/20/35	1,380,000	1,403,742 (a)
Tobacco — 1.1%
Altria Group Inc., Senior Notes	2.450%	2/4/32	860,000	742,044
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,480,000	1,098,669
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	48,806
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	148,043
Altria Group Inc., Senior Notes	5.950%	2/14/49	390,000	388,169
BAT Capital Corp., Senior Notes	2.259%	3/25/28	150,000	141,953
BAT Capital Corp., Senior Notes	6.000%	2/20/34	640,000	674,964
BAT Capital Corp., Senior Notes	7.081%	8/2/53	170,000	189,481
BAT Capital Corp., Senior Notes	6.250%	8/15/55	650,000	658,779
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	90,000	94,477
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	140,000	144,247
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	489,831
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	440,000	373,921
Reynolds American Inc., Senior Notes	8.125%	5/1/40	610,000	721,215
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000	521,420
Total Tobacco				6,436,019

Total Consumer Staples				19,641,708
Energy — 9.2%
Oil, Gas & Consumable Fuels — 9.2%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	1,350,000	1,359,488 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	700,000	700,598 (d)(e)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	570,000	511,272
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	560,000	564,615 (a)(b)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	386,679 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	270,000	266,316
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	2,450,000	2,316,452
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	390,000	344,881
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	340,000	$349,072 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	510,000	472,214
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,478,171
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,010,000	853,801
Ecopetrol SA, Senior Notes	8.375%	1/19/36	650,000	627,582
Ecopetrol SA, Senior Notes	5.875%	11/2/51	800,000	527,381
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	655,000	680,050
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	685,000	689,773 (d)(e)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	2,180,000	2,215,306 (a)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	140,000	143,421
Energy Transfer LP, Senior Notes	8.250%	11/15/29	961,000	1,088,911
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	526,712
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	120,511
Energy Transfer LP, Senior Notes	6.125%	12/15/45	230,000	226,129
Energy Transfer LP, Senior Notes	5.950%	5/15/54	790,000	752,198
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	272,364
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	310,000	251,449
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	720,000	476,651
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	550,000	400,668
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.573%	8/16/77	2,020,000	2,011,390 (e)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,840,000	1,814,423 (e)
EQT Corp., Senior Notes	7.500%	6/1/27	1,360,000	1,385,066 (a)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	880,000	891,084 (a)
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	2,090,000	1,808,947 (a)
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	490,000	501,634 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	940,000	951,608 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	780,000	677,569 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	439,899
MPLX LP, Senior Notes	4.500%	4/15/38	790,000	699,316
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.016%	9/30/29	2,067,027	2,036,022 (a)(e)(f)(g)
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	573,562
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,000,000	1,121,667
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	965,802
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	6.625%	9/1/53	790,000	$821,728
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	1,195,000	1,196,513 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	250,000	237,667
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	690,000	534,558
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	2,450,000	2,448,929
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.698%	7/30/25	2,272,000	2,282,483 (d)(e)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	160,850
Puma International Financing SA, Senior Notes	7.750%	4/25/29	690,000	710,491 (a)
Saudi Arabian Oil Co., Senior Notes	6.375%	6/2/55	2,390,000	2,391,592 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	1,340,000	1,256,244
Targa Resources Corp., Senior Notes	6.500%	3/30/34	420,000	451,549
Targa Resources Corp., Senior Notes	5.500%	2/15/35	170,000	170,678
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	1,970,000	2,120,103
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	960,000	813,935
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	370,000	370,000 (a)(b)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	86,590
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	30,000	31,238
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,100,000	961,694
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	280,000	241,007
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	450,000	450,704

Total Energy				52,219,207
Financials — 28.8%
Banks — 13.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	830,000	839,178 (a)(d)(e)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico, SAB de CV, Senior Notes	5.621%	12/10/29	810,000	827,010 (a)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,168,722 (d)(e)
Banco Santander SA, Senior Notes	5.439%	7/15/31	1,400,000	1,455,010
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	480,000	421,876 (e)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	1,370,000	$1,194,213 (e)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	1,031,497 (e)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	450,000	411,511 (e)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	340,000	242,710 (e)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,544,054 (e)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	162,932 (e)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	830,000	777,046 (e)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	116,369 (e)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	76,998 (e)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	2,610,000	2,684,633 (e)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,580,000	1,339,256 (e)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	3,290,000	3,291,525 (e)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	870,000	925,436 (e)
Barclays PLC, Junior Subordinated Notes (7.625% to 9/15/35 then USD 5 year SOFR ICE Swap Rate + 3.686%)	7.625%	3/15/35	1,180,000	1,188,016 (d)(e)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	1,070,000	1,094,177 (e)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	2,350,000	2,386,824 (a)
BNP Paribas SA, Junior Subordinated Notes (7.450% to 6/27/35 then 5 year Treasury Constant Maturity Rate + 3.134%)	7.450%	6/27/35	1,510,000	1,522,835 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,220,000	2,340,490 (a)(d)(e)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	$1,342,414 (a)(d)(e)
BPCE SA, Senior Notes (6.027% to 5/28/35 then SOFR + 1.956%)	6.027%	5/28/36	1,250,000	1,288,179 (a)(e)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	1,950,000	1,970,751 (a)(b)(e)
Citibank NA, Senior Notes	5.570%	4/30/34	1,130,000	1,177,530
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	1,660,000	1,699,540 (d)(e)
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	512,821
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	360,000	319,025 (e)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	160,000	161,316 (e)
Citigroup Inc., Subordinated Notes (6.020% to 1/24/35 then SOFR + 1.830%)	6.020%	1/24/36	220,000	226,038 (e)
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	1,380,000	1,413,850 (e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	5,270,000	5,340,328 (a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.950% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.191%)	6.950%	3/11/34	620,000	624,834 (d)(e)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	497,490 (e)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	265,488 (e)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	660,000	668,529 (e)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	1,190,000	1,197,005 (e)
HSBC Holdings PLC, Senior Notes (5.790% to 5/13/35 then SOFR + 1.880%)	5.790%	5/13/36	1,120,000	1,152,390 (e)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	340,000	365,210 (e)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	180,000	203,917
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	860,000	1,006,489 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	1,320,000	$1,366,562 (d)(e)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	720,000	569,084 (e)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	320,146 (e)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	607,125 (e)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	700,000	693,021 (e)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	1,860,000	1,893,542 (e)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	1,660,000	1,710,488 (e)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	1,250,000	1,253,635 (e)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	1,860,000	1,954,865 (e)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	674,090 (e)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	650,000	601,221 (e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	452,761 (d)(e)
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	1,900,000	1,931,776 (e)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	940,000	917,948 (a)(d)(e)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	1,120,000	1,122,926 (e)
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 1.190%)	5.567%	7/8/31	1,690,000	1,690,000 (b)(e)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	880,000	903,048 (e)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,170,000	$1,224,881 (e)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	1,650,000	1,407,157 (e)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	2,810,000	2,821,923 (e)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,141,000	1,167,947 (e)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	1,330,000	1,373,368 (e)
Total Banks				75,132,976
Capital Markets — 7.6%
Ares Capital Corp., Senior Notes	5.500%	9/1/30	2,260,000	2,253,594
Ares Management Corp., Senior Notes	5.600%	10/11/54	70,000	66,136
Bank of New York Mellon Corp., Senior Notes (5.316% to 6/6/35 then SOFR + 1.350%)	5.316%	6/6/36	1,640,000	1,674,781 (e)
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,910,000	3,071,805 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	2,610,000	2,303,529
Credit Suisse AG AT1 Claim	—	—	22,790,000	0 *(f)(g)(h)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	560,000	562,399 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	400,000	400,981 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	1,350,000	1,396,559 (d)(e)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	5,340,000	5,277,677 (e)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	1,520,000	1,533,877 (e)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	4,700,000	4,821,633 (e)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	1,060,000	1,112,104 (e)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	227,767 (e)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	1,400,000	1,417,656 (e)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	2,290,000	2,239,603 (e)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	1,170,000	$1,201,487 (e)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	670,000	694,546 (e)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	600,000	651,616 (e)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	3,300,000	2,805,029 (e)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	770,000	790,694 (e)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	270,000	277,861 (e)
Nuveen LLC, Senior Notes	5.550%	1/15/30	850,000	885,720 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	870,000	905,953 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	1,410,000	1,406,167 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	2,040,000	2,036,714 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	610,000	667,324 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	930,000	1,077,787 (a)(d)(e)
UBS Group AG, Senior Notes (5.580% to 5/9/35 then SOFR + 1.760%)	5.580%	5/9/36	1,460,000	1,493,583 (a)(e)
Total Capital Markets				43,254,582
Consumer Finance — 0.2%
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	1,200,000	1,243,102 (e)
Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	1,540,000	1,232,367
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	390,000	381,278 (e)
Citadel LP, Senior Notes	6.000%	1/23/30	350,000	362,018 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Citadel LP, Senior Notes	6.375%	1/23/32	900,000	$940,301 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.430%	12/21/65	5,594,000	4,691,348 (a)(e)
ILFC E-Capital Trust II, Ltd. GTD	6.680%	12/21/65	260,000	222,160 (a)(e)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,470,000	1,547,737 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,630,000	1,646,579 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	690,000	703,332
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	360,000	384,070
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	1,400,000	1,408,436
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	940,000	951,394
National Securities Clearing Corp., Senior Notes	4.700%	5/20/30	1,260,000	1,281,561 (a)
PayPal Holdings Inc., Senior Notes	5.500%	6/1/54	290,000	285,060
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	890,000	868,586 (a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	2,855,688
Total Financial Services				19,761,915
Insurance — 4.0%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	450,000	447,374 (a)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	400,000	399,726 (a)(e)
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	437,461 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	228,169 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	320,000	328,872
Aon North America Inc., Senior Notes	5.750%	3/1/54	870,000	858,363
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	2,460,000	2,462,585
Athene Holding Ltd., Junior Subordinated Notes (6.875% to 6/28/35 then 5 year Treasury Constant Maturity Rate + 2.582%)	6.875%	6/28/55	2,220,000	2,214,672 (e)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	30,000	29,640
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	270,000	278,459
Belrose Funding Trust II, Senior Notes	6.792%	5/15/55	920,000	941,218 (a)
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	190,000	193,896
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	1,470,000	1,499,574
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	1,770,000	1,790,486 (a)(d)(e)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	230,000	235,887 (a)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,140,000	1,140,276
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	$170,158 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	670,000	551,999 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	1,890,000	1,891,062 (a)(e)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	1,400,000	1,440,148 (e)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	730,000	539,859 (a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,190,000	1,037,072 (a)(e)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	297,726 (a)(e)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	850,000	880,546 (a)(e)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	660,000	505,457 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	1,020,000	1,066,005 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	367,757 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	650,000	529,946 (a)
Total Insurance				22,764,393
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Holdings Finance Co. LLC, Senior Notes	2.850%	8/5/51	1,980,000	1,201,787 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	530,000	533,786 (b)
Total Mortgage Real Estate Investment Trusts (REITs)				1,735,573

Total Financials				163,892,541
Health Care — 3.8%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	5.400%	3/15/54	450,000	437,876
AbbVie Inc., Senior Notes	5.500%	3/15/64	560,000	543,510
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Biotechnology — continued
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	$297,982
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	290,490
Amgen Inc., Senior Notes	5.650%	3/2/53	420,000	410,368
Total Biotechnology				1,980,226
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	80,243
GE HealthCare Technologies Inc., Senior Notes	4.800%	1/15/31	730,000	736,257
Solventum Corp., Senior Notes	5.900%	4/30/54	590,000	590,265
Total Health Care Equipment & Supplies				1,406,765
Health Care Providers & Services — 2.4%
Centene Corp., Senior Notes	4.625%	12/15/29	270,000	262,790
Cigna Group, Senior Notes	3.200%	3/15/40	520,000	398,464
Cigna Group, Senior Notes	5.600%	2/15/54	300,000	288,026
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	83,823
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	567,980
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	1,410,000	1,414,156
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	540,000	401,424
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	890,000	920,180 (e)
CVS Health Corp., Senior Notes	5.700%	6/1/34	310,000	319,323
CVS Health Corp., Senior Notes	4.780%	3/25/38	460,000	422,437
CVS Health Corp., Senior Notes	5.050%	3/25/48	610,000	527,227
CVS Health Corp., Senior Notes	6.050%	6/1/54	560,000	549,215
HCA Inc., Senior Notes	6.200%	3/1/55	1,340,000	1,350,644
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	1,110,000	1,093,262 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	210,000	217,113
Humana Inc., Senior Notes	4.950%	10/1/44	610,000	526,252
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	471,503
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	204,064
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	124,671
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	320,000	207,543
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	360,000	352,102
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	550,000	565,855
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	450,000	458,823
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	520,000	377,495
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	380,000	370,372
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	860,000	804,526
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	370,000	$376,024
Total Health Care Providers & Services				13,655,294
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	220,000	218,279
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	320,000	312,409
Takeda US Financing Inc., Senior Notes	5.200%	7/7/35	690,000	690,353 (b)
Takeda US Financing Inc., Senior Notes	5.900%	7/7/55	1,470,000	1,478,467 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	228,000	223,714
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	564,000	563,718
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	427,000	429,780
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	240,000	262,109
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	350,000	396,764
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	200,000	203,712
Total Pharmaceuticals				4,779,305

Total Health Care				21,821,590
Industrials — 6.5%
Aerospace & Defense — 2.5%
Avolon Holdings Funding Ltd., Senior Notes	5.375%	5/30/30	1,530,000	1,559,213 (a)
Boeing Co., Senior Notes	3.100%	5/1/26	1,050,000	1,036,312
Boeing Co., Senior Notes	6.528%	5/1/34	2,040,000	2,217,854
Boeing Co., Senior Notes	3.300%	3/1/35	530,000	437,371
Boeing Co., Senior Notes	3.750%	2/1/50	1,110,000	784,622
Boeing Co., Senior Notes	6.858%	5/1/54	680,000	745,069
Czechoslovak Group AS, Senior Secured Notes	6.500%	1/10/31	570,000	575,668 (a)(b)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	490,000	440,485
Hexcel Corp., Senior Notes	5.875%	2/26/35	1,460,000	1,486,141
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	680,000	689,500
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	800,000	814,520
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	290,000	230,357
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	910,000	918,852
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	360,000	284,567
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	560,000	548,245
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	187,869
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	6.100%	3/15/34	20,000	$21,632
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	16,027
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	344,128
RTX Corp., Senior Notes	3.125%	7/1/50	390,000	258,816
RTX Corp., Senior Notes	3.030%	3/15/52	960,000	616,425
Total Aerospace & Defense				14,213,673
Air Freight & Logistics — 0.2%
FedEx Corp., Senior Notes	5.250%	5/15/50	320,000	282,901 (a)
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	690,000	708,644
Total Air Freight & Logistics				991,545
Building Products — 0.1%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	291,000	309,998
Commercial Services & Supplies — 0.4%
Rollins Inc., Senior Notes	5.250%	2/24/35	650,000	652,721
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,370,000	1,371,034 (a)
Total Commercial Services & Supplies				2,023,755
Construction & Engineering — 0.1%
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	619,430 (a)
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	510,000	451,453
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	410,939
Union Pacific Corp., Senior Notes	5.600%	12/1/54	40,000	39,827
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,070,000	622,747
Union Pacific Corp., Senior Notes	3.750%	2/5/70	400,000	271,264
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	171,491
Total Ground Transportation				1,967,721
Industrial Conglomerates — 0.3%
Siemens Funding BV, Senior Notes	5.200%	5/28/35	850,000	865,854 (a)
Siemens Funding BV, Senior Notes	5.800%	5/28/55	930,000	957,743 (a)
Total Industrial Conglomerates				1,823,597
Machinery — 0.1%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	600,000	586,474
Passenger Airlines — 2.0%
Air Canada Pass-Through Trust	3.750%	12/15/27	367,905	358,090 (a)
Alaska Airlines Pass-Through Trust	4.800%	8/15/27	605,181	606,184 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	850,000	891,785 (a)
American Airlines Pass-Through Trust	4.000%	7/15/25	97,823	97,721
American Airlines Pass-Through Trust	3.375%	5/1/27	268,742	262,129
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
American Airlines Pass-Through Trust	3.575%	1/15/28	1,072,119	$1,039,656
British Airways Pass-Through Trust	3.350%	6/15/29	282,129	270,102 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	640,000	612,009
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,860,000	2,778,076 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	1,390,679	1,298,039
United Airlines Pass-Through Trust	5.800%	1/15/36	2,436,051	2,493,475
United Airlines Pass-Through Trust	5.875%	2/15/37	654,256	653,390
Total Passenger Airlines				11,360,656
Trading Companies & Distributors — 0.5%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	960,000	941,154 (d)(e)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	1,880,000	1,896,643 (a)
Total Trading Companies & Distributors				2,837,797

Total Industrials				36,734,646
Information Technology — 3.6%
IT Services — 0.1%
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	440,000	350,935
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	320,000	308,731
Broadcom Inc., Senior Notes	5.200%	4/15/32	1,040,000	1,069,924
Broadcom Inc., Senior Notes	3.187%	11/15/36	991,000	821,941 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	630,000	611,757 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	820,000	863,523 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,400,000	1,452,654 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	1,820,000	1,913,688 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	220,000	227,876 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	580,000	390,563
Intel Corp., Senior Notes	4.900%	8/5/52	620,000	513,141
Intel Corp., Senior Notes	5.700%	2/10/53	330,000	307,338
Intel Corp., Senior Notes	3.200%	8/12/61	400,000	228,150
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	191,560
Micron Technology Inc., Senior Notes	2.703%	4/15/32	600,000	522,193
Micron Technology Inc., Senior Notes	5.800%	1/15/35	300,000	310,389
Micron Technology Inc., Senior Notes	6.050%	11/1/35	820,000	858,507
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	58,759
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	1,180,000	1,188,623
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	260,000	220,325
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	550,000	$426,157
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	650,000	470,712
Total Semiconductors & Semiconductor Equipment				12,956,511
Software — 1.1%
Autodesk Inc., Senior Notes	5.300%	6/15/35	420,000	427,374
Oracle Corp., Senior Notes	4.700%	9/27/34	560,000	543,925
Oracle Corp., Senior Notes	4.000%	7/15/46	1,800,000	1,389,487
Oracle Corp., Senior Notes	6.900%	11/9/52	270,000	300,574
Oracle Corp., Senior Notes	5.550%	2/6/53	1,730,000	1,628,308
Synopsys Inc., Senior Notes	5.000%	4/1/32	620,000	628,274
Synopsys Inc., Senior Notes	5.150%	4/1/35	930,000	937,764
Synopsys Inc., Senior Notes	5.700%	4/1/55	620,000	616,879
Total Software				6,472,585
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	377,000	454,654
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	490,000	452,893
Total Technology Hardware, Storage & Peripherals				907,547

Total Information Technology				20,687,578
Materials — 4.4%
Chemicals — 0.6%
OCP SA, Senior Notes	3.750%	6/23/31	690,000	619,580 (a)
OCP SA, Senior Notes	5.125%	6/23/51	240,000	182,524 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,550,000	1,536,070 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,250,000	804,527 (a)
Total Chemicals				3,142,701
Construction Materials — 0.8%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	1,010,000	1,025,259 (a)
CRH America Finance Inc., Senior Notes	5.500%	1/9/35	830,000	851,047
CRH SMW Finance DAC, Senior Notes	5.125%	1/9/30	810,000	830,866
St. Marys Cement Inc., Senior Notes	5.750%	4/2/34	2,000,000	2,025,126 (a)
Total Construction Materials				4,732,298
Metals & Mining — 2.9%
Anglo American Capital PLC, Senior Notes	5.750%	4/5/34	400,000	413,265 (a)
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	450,000	467,159
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	400,000	409,834 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,200,000	1,275,116 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	780,000	801,013 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	280,000	$342,462
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	590,000	599,595
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	368,800
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,320,000	963,350 (a)
Glencore Funding LLC, Senior Notes	5.634%	4/4/34	1,390,000	1,417,437 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	2,020,000	2,061,670 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	720,000	728,533 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	2,310,000	2,297,084 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	1,060,000	1,079,113
Southern Copper Corp., Senior Notes	5.250%	11/8/42	350,000	325,439
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	690,000	681,390
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	550,000	487,972
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,550,000	1,543,892
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	194,537
Total Metals & Mining				16,457,661
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	430,000	435,385 (a)

Total Materials				24,768,045
Real Estate — 0.6%
Health Care REITs — 0.2%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	840,000	697,853
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	370,000	224,486
Welltower OP LLC, Senior Notes	3.850%	6/15/32	410,000	389,006
Total Health Care REITs				1,311,345
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	60,000	56,834
Retail REITs — 0.2%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	8,000	6,933
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	993,632 (a)
Total Retail REITs				1,000,565
Specialized REITs — 0.2%
Public Storage Operating Co., Senior Notes	4.375%	7/1/30	1,110,000	1,107,763

Total Real Estate				3,476,507
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 9.2%
Electric Utilities — 7.7%
Alabama Power Co., Senior Notes	5.100%	4/2/35	960,000	$967,996
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	920,000	810,064 (a)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	1,490,000	1,527,945
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	880,000	763,970
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	114,508
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	740,000	652,422 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	450,000	444,732 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	330,000	230,214 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	650,000	716,864
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	1,120,000	1,160,782
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	280,000	301,735
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	570,000	583,166
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	730,000	779,433
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	620,000	661,211
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	900,000	611,393
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	496,098
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	1,310,000	1,347,904
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	350,000	303,430 (d)(e)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	750,000	708,016 (d)(e)
Electricite de France SA, Senior Notes	5.750%	1/13/35	750,000	766,670 (a)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	1,420,000	1,432,309
Exelon Corp., Junior Subordinated Notes (6.500% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 1.975%)	6.500%	3/15/55	390,000	396,980 (e)
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	360,000	306,365
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	570,000	571,399 (a)
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	430,000	425,691
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	$189,420
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	960,000	972,319
Georgia Power Co., Senior Notes	5.250%	3/15/34	790,000	806,116
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,040,000	2,069,530
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	730,000	759,458 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	570,000	583,484 (e)
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	400,000	409,880 (e)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	1,040,000	987,431 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	1,200,000	1,180,479
Ohio Edison Co., Senior Notes	4.950%	12/15/29	490,000	496,876 (a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	620,000	698,756
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	1,000,000	1,005,387 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	388,122
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	710,000	688,071
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	630,000	596,858
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	387,134
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	690,000	599,318
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,260,000	1,357,108
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	1,070,000	1,070,430
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	317,766
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	258,240
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	810,000	520,051
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	920,000	923,605
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	1,230,000	1,248,099
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	140,000	$145,888 (e)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	360,000	366,555 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	129,949 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	620,000	588,703 (e)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	390,000	382,675
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	64,704
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,072,438	1,044,124
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	500,000	505,361
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	920,000	799,435
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	650,000	472,126
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	690,000	456,634
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	430,000	412,149
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	268,000	266,883 (e)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	900,000	928,326 (e)
Southern Co., Senior Notes	4.850%	3/15/35	510,000	498,927
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	670,000	681,989 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	330,000	336,306 (a)
Total Electric Utilities				43,675,969
Gas Utilities — 0.6%
Snam SpA, Senior Notes	5.750%	5/28/35	1,650,000	1,686,529 (a)
Snam SpA, Senior Notes	6.500%	5/28/55	400,000	416,073 (a)
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	1,100,000	1,121,573
Total Gas Utilities				3,224,175
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.5%
AES Andes SA, Senior Notes	6.250%	3/14/32	730,000	$745,338 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	700,000	684,606 (e)
Capital Power US Holdings Inc., Senior Notes	6.189%	6/1/35	1,350,000	1,393,822 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	202,803
Total Independent Power and Renewable Electricity Producers				3,026,569
Multi-Utilities — 0.4%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	620,000	613,256
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	380,000	386,555
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	700,000	707,305
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	760,000	759,382
Total Multi-Utilities				2,466,498

Total Utilities				52,393,211
Total Corporate Bonds & Notes (Cost — $487,396,880)				474,006,115
Sovereign Bonds — 4.8%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	218,920	183,783
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,344,802	908,035
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,617,214	1,166,416 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	197,589	142,511 (c)
Total Argentina				2,400,745
Bahamas — 0.2%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	930,000	945,810 (a)
Benin — 0.1%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	870,000	826,154 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	660,000	588,918 (a)
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	420,000	311,451
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Israel — 0.9%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	4,780,000	$4,846,499
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	1,380,000	1,364,410 (a)
Ivory Coast Government International Bond, Senior Notes	8.075%	4/1/36	610,000	589,559 (a)
Total Ivory Coast				1,953,969
Jordan — 0.8%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	4,650,000	4,644,568 (a)
Mexico — 1.0%
Mexican Bonos, Senior Notes	8.500%	11/18/38	26,240,000 MXN	1,286,634
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	202,650 (b)
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,240,000	2,216,256
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	1,150,000	1,168,975 (b)
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	940,000	680,208
Total Mexico				5,554,723
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	790,000	604,919
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	930,000	931,116 (a)
Supranational — 0.6%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	2,500,000	2,487,321 (a)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000	981,783 (a)
Total Supranational				3,469,104

Total Sovereign Bonds (Cost — $27,054,626)				27,077,976
Asset-Backed Securities — 3.8%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	6.330%	4/17/35	1,070,000	1,070,000 (a)(e)
Apidos CLO Ltd., 2013-12A BRR (3 mo. Term SOFR + 1.450%)	5.706%	4/15/31	1,000,000	998,283 (a)(e)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	585,093
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	1,446,687	1,461,640 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	5.926%	11/22/31	1,230,000	$1,231,787 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2019-5A BRR (3 mo. Term SOFR + 1.500%)	5.769%	10/20/32	1,020,000	1,022,762 (a)(e)
Goodgreen, 2022-1A A	3.840%	10/15/56	334,429	287,683 (a)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	679,067	646,233 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	5.969%	1/20/31	1,010,000	1,014,132 (a)(e)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	273,309	282,094 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	448,910	405,958 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	161,233	146,500 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	1,173,202	1,094,654 (a)
Madison Park Funding Ltd., 2016-24A BR2 (3 mo. Term SOFR + 1.550%)	5.819%	10/20/29	1,610,000	1,613,648 (a)(e)
MVW LLC, 2021-1WA C	1.940%	1/22/41	483,720	460,590 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	142,268	134,844 (a)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	6.080%	7/30/31	1,790,000	1,797,516 (a)(e)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	5.154%	1/15/28	1,000,000	1,001,835 (a)(e)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.604%	1/15/28	570,000	571,252 (a)(e)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,736,625	1,694,828 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	2,004,310	1,982,444 (a)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.176%	10/15/41	419,815	440,258 (a)(e)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	384,993	343,287 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.919%	7/20/32	1,280,000	1,274,364 (a)(e)

Total Asset-Backed Securities (Cost — $21,434,042)				21,561,685
Collateralized Mortgage Obligations(i) — 3.1%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	596,329	600,648 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	857,016	864,137 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	1,393,016 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.705%	10/25/41	1,950,000	$2,003,799 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	6.105%	11/25/41	190,000	191,463 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M1 (30 Day Average SOFR + 0.850%)	5.155%	12/25/41	330,824	330,228 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.805%	10/25/43	1,021,958	1,025,486 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.805%	10/25/43	2,160,000	2,223,391 (a)(e)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	1,190,000	1,221,950 (a)(e)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.644%	3/15/41	1,270,000	1,265,373 (a)(e)
GS Mortgage Securities Corp. Trust, 2023-SHIP A	4.466%	9/10/38	660,000	656,132 (a)(e)
GS Mortgage Securities Corp., 2023-SHIP B	5.101%	9/10/38	1,000,000	997,452 (a)(e)
MIC Trust, 2023-MIC A	8.732%	12/5/38	1,040,000	1,135,633 (a)(e)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	1,577,766	1,598,858 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	715,811	716,616 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	1,517,865	1,520,584 (a)

Total Collateralized Mortgage Obligations (Cost — $17,438,650)				17,744,766
Senior Loans — 1.9%
Communication Services — 0.5%
Interactive Media & Services — 0.5%
X Corp., Term Loan B1 (1 mo. Term SOFR + 6.600%)	10.927%	10/26/29	1,989,796	1,946,428 (e)(j)(k)
X Corp., Term Loan B3	9.500%	10/26/29	1,070,000	1,041,913 (j)(k)

Total Communication Services				2,988,341
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.577%	2/6/31	1,797,250	1,798,382 (e)(j)(k)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 0.2%
Insurance — 0.2%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	7.046%	5/6/31	1,259,516	$1,261,613 (e)(j)(k)

Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.022%	10/20/27	367,951	370,780 (e)(j)(k)

Materials — 0.2%
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.177%	9/7/27	983,297	986,680 (e)(j)(k)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	8.191%	4/20/28	134,624	133,950 (e)(j)(k)

Total Materials				1,120,630
Utilities — 0.6%
Electric Utilities — 0.3%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.750%)	6.030%	4/16/31	1,945,375	1,951,454 (e)(j)(k)
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.327%	4/30/31	1,643,650	1,625,291 (e)(j)(k)

Total Utilities				3,576,745
Total Senior Loans (Cost — $11,145,809)				11,116,491
U.S. Government & Agency Obligations — 1.4%
U.S. Government Obligations — 1.4%
U.S. Treasury Bonds	4.625%	2/15/55	4,380,000	4,265,025
U.S. Treasury Notes	4.250%	5/15/35	3,590,000	3,595,890

Total U.S. Government & Agency Obligations (Cost — $7,800,669)				7,860,915
Municipal Bonds — 1.0%
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	694,552
Regents of the University of California, CA, Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	981,205
Total California				1,675,757
Florida — 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	252,094
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

New York — 0.4%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	1,270,000	$1,328,650
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	724,458
Total New York				2,053,108
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	460,000	530,134
Texas — 0.2%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	1,394,620	1,427,206

Total Municipal Bonds (Cost — $6,449,042)				5,938,299
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.778%		15,675	382,078 (e)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.215%		49,247	1,236,592 (e)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		24,654	556,441 (e)
Total Mortgage Real Estate Investment Trusts (REITs)				1,793,033

Total Preferred Stocks (Cost — $2,139,350)				2,175,111
Total Investments — 99.8% (Cost — $580,859,068)				567,481,358
Other Assets in Excess of Liabilities — 0.2%				864,649
Total Net Assets — 100.0%				$568,346,007

See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Corporate Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

 Western Asset Corporate Bond Fund
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	535	9/25	$110,934,819	$111,292,539	$357,720
U.S. Treasury 5-Year Notes	932	9/25	100,462,787	101,588,000	1,125,213
U.S. Treasury 10-Year Notes	201	9/25	22,164,364	22,537,125	372,761
U.S. Treasury Long-Term Bonds	366	9/25	40,974,300	42,261,563	1,287,263
					3,142,957
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	964	9/25	107,651,631	110,152,067	(2,500,436)
U.S. Treasury Ultra Long- Term Bonds	49	9/25	5,766,696	5,837,125	(70,429)
					(2,570,865)
Net unrealized appreciation on open futures contracts					$572,092
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
JPY	110,785,112	USD	756,853	Goldman Sachs Group Inc.	7/16/25	$13,900

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments, at value (Cost — $580,859,068)	$567,481,358
Foreign currency, at value (Cost — $60,530)	60,706
Cash	1,755,827
Receivable for securities sold	12,380,272
Interest receivable	7,369,207
Deposits with brokers for open futures contracts	1,785,224
Receivable for Fund shares sold	143,307
Receivable from brokers — net variation margin on open futures contracts	55,072
Unrealized appreciation on forward foreign currency contracts	13,900
Deposits with brokers for centrally cleared swap contracts	10,000
Dividends receivable from affiliated investments	7,437
Principal paydown receivable	2,672
Other assets	1,226
Prepaid expenses	52,857
Total Assets	591,119,065
Liabilities:
Payable for securities purchased	20,734,638
Payable for Fund shares repurchased	1,111,312
Distributions payable	188,867
Investment management fee payable	171,220
Service and/or distribution fees payable	59,226
Trustees’ fees payable	5,776
Payable to brokers — net variation margin on centrally cleared swap contracts	618
Accrued expenses	501,401
Total Liabilities	22,773,058
Total Net Assets	$568,346,007
Net Assets:
Par value (Note 7)	$533
Paid-in capital in excess of par value	806,093,634
Total distributable earnings (loss)	(237,748,160)
Total Net Assets	$568,346,007
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Net Assets:
Class A	$249,826,071
Class C	$7,357,875
Class C1	$269,613
Class I	$305,215,763
Class P	$5,676,685
Shares Outstanding:
Class A	23,447,489
Class C	690,694
Class C1	25,485
Class I	28,652,634
Class P	533,404
Net Asset Value:
Class A (and redemption price)	$10.65
Class C*	$10.65
Class C1*	$10.58
Class I (and redemption price)	$10.65
Class P (and redemption price)	$10.64
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$11.06

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$17,884,731
Dividends from unaffiliated investments	57,900
Dividends from affiliated investments	44,426
Less: Foreign taxes withheld	(23,409)
Total Investment Income	17,963,648
Expenses:
Investment management fee (Note 2)	1,389,291
Transfer agent fees (Notes 2 and 5)	478,180
Service and/or distribution fees (Notes 2 and 5)	362,634
Registration fees	53,019
Fund accounting fees	41,243
Shareholder reports	23,897
Audit and tax fees	22,651
Legal fees	17,427
Trustees’ fees	10,983
Commitment fees (Note 9)	3,359
Insurance	3,062
Custody fees	286
Miscellaneous expenses	10,327
Total Expenses	2,416,359
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(217,739)
Net Expenses	2,198,620
Net Investment Income	15,765,028
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(6,753,374)
Futures contracts	(1,331,527)
Swap contracts	273,418
Forward foreign currency contracts	(51,103)
Foreign currency transactions	2,718
Net Realized Loss	(7,859,868)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	16,175,250
Futures contracts	3,378,559
Swap contracts	(55,503)
Forward foreign currency contracts	182,520
Foreign currencies	1,797
Change in Net Unrealized Appreciation (Depreciation)	19,682,623
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	11,822,755
Increase in Net Assets From Operations	$27,587,783
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$15,765,028	$46,535,044
Net realized loss	(7,859,868)	(17,932,923)
Change in net unrealized appreciation (depreciation)	19,682,623	1,610,605
Increase in Net Assets From Operations	27,587,783	30,212,726
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(16,178,588)	(45,386,071)
Return of capital	—	(2,564,843)
Decrease in Net Assets From Distributions to Shareholders	(16,178,588)	(47,950,914)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	35,511,379	192,730,522
Reinvestment of distributions	14,972,126	44,781,450
Cost of shares repurchased	(199,780,020)	(544,295,668)
Decrease in Net Assets From Fund Share Transactions	(149,296,515)	(306,783,696)
Decrease in Net Assets	(137,887,320)	(324,521,884)
Net Assets:
Beginning of period	706,233,327	1,030,755,211
End of period	$568,346,007	$706,233,327
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.46	$10.78	$10.52	$13.11	$13.67	$12.90
Income (loss) from operations:
Net investment income	0.26	0.50	0.47	0.35	0.32	0.38
Net realized and unrealized gain (loss)	0.19	(0.30)	0.28	(2.55)	(0.43)	0.98
Total income (loss) from operations	0.45	0.20	0.75	(2.20)	(0.11)	1.36
Less distributions from:
Net investment income	(0.26)	(0.49)	(0.49)	(0.38)	(0.35)	(0.43)
Net realized gains	—	—	—	(0.01)	(0.10)	(0.16)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.26)	(0.52)	(0.49)	(0.39)	(0.45)	(0.59)
Net asset value, end of period	$10.65	$10.46	$10.78	$10.52	$13.11	$13.67
Total return[3]	4.30%	1.98%	7.41%	(16.86)%	(0.72)%	10.80%
Net assets, end of period (millions)	$250	$255	$263	$253	$329	$328
Ratios to average net assets:
Gross expenses	0.91%[4]	0.89%	0.88%	0.89%	0.87%	0.91%
Net expenses[5,6]	0.91 [4]	0.89	0.88	0.89	0.87	0.90
Net investment income	4.92 [4]	4.73	4.47	3.11	2.40	2.92
Portfolio turnover rate	65%	102%[7]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.46	$10.78	$10.52	$13.11	$13.66	$12.90
Income (loss) from operations:
Net investment income	0.22	0.43	0.40	0.27	0.23	0.29
Net realized and unrealized gain (loss)	0.20	(0.30)	0.28	(2.54)	(0.42)	0.97
Total income (loss) from operations	0.42	0.13	0.68	(2.27)	(0.19)	1.26
Less distributions from:
Net investment income	(0.23)	(0.43)	(0.42)	(0.31)	(0.26)	(0.34)
Net realized gains	—	—	—	(0.01)	(0.10)	(0.16)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.23)	(0.45)	(0.42)	(0.32)	(0.36)	(0.50)
Net asset value, end of period	$10.65	$10.46	$10.78	$10.52	$13.11	$13.66
Total return[3]	4.05%	1.21%	6.70%	(17.42)%	(1.41)%	10.06%
Net assets, end of period (000s)	$7,358	$8,345	$9,376	$10,346	$14,032	$14,328
Ratios to average net assets:
Gross expenses	1.58%[4]	1.55%	1.55%	1.56%	1.56%	1.57%
Net expenses[5,6]	1.58 [4]	1.55	1.55	1.56	1.56	1.57
Net investment income	4.25 [4]	4.06	3.78	2.42	1.72	2.24
Portfolio turnover rate	65%	102%[7]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.39	$10.71	$10.45	$13.03	$13.58	$12.82
Income (loss) from operations:
Net investment income	0.23	0.45	0.41	0.29	0.25	0.32
Net realized and unrealized gain (loss)	0.20	(0.31)	0.29	(2.53)	(0.42)	0.97
Total income (loss) from operations	0.43	0.14	0.70	(2.24)	(0.17)	1.29
Less distributions from:
Net investment income	(0.24)	(0.44)	(0.44)	(0.33)	(0.28)	(0.37)
Net realized gains	—	—	—	(0.01)	(0.10)	(0.16)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.24)	(0.46)	(0.44)	(0.34)	(0.38)	(0.53)
Net asset value, end of period	$10.58	$10.39	$10.71	$10.45	$13.03	$13.58
Total return[3]	4.16%	1.35%	6.84%	(17.21)%	(1.20)%	10.24%
Net assets, end of period (000s)	$270	$250	$233	$236	$324	$979
Ratios to average net assets:
Gross expenses	1.55%[4]	1.53%	1.54%	1.84%	1.61%	1.48%
Net expenses[5,6]	1.40 [4]	1.40	1.40	1.40	1.40	1.40
Net investment income	4.43 [4]	4.22	3.95	2.62	1.93	2.46
Portfolio turnover rate	65%	102%[7]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.46	$10.78	$10.52	$13.11	$13.67	$12.90
Income (loss) from operations:
Net investment income	0.27	0.54	0.50	0.39	0.36	0.43
Net realized and unrealized gain (loss)	0.20	(0.30)	0.29	(2.55)	(0.42)	0.98
Total income (loss) from operations	0.47	0.24	0.79	(2.16)	(0.06)	1.41
Less distributions from:
Net investment income	(0.28)	(0.53)	(0.53)	(0.42)	(0.40)	(0.48)
Net realized gains	—	—	—	(0.01)	(0.10)	(0.16)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.28)	(0.56)	(0.53)	(0.43)	(0.50)	(0.64)
Net asset value, end of period	$10.65	$10.46	$10.78	$10.52	$13.11	$13.67
Total return[3]	4.58%	2.23%	7.76%	(16.57)%	(0.40)%	11.19%
Net assets, end of period (millions)	$305	$437	$749	$982	$1,118	$706
Ratios to average net assets:
Gross expenses	0.67%[4]	0.62%	0.59%	0.60%	0.59%	0.61%
Net expenses[5,6]	0.55 [4]	0.55	0.55	0.55	0.55	0.55
Net investment income	5.26 [4]	5.04	4.77	3.48	2.69	3.27
Portfolio turnover rate	65%	102%[7]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.45	$10.77	$10.51	$13.09	$13.65	$12.89
Income (loss) from operations:
Net investment income	0.24	0.48	0.44	0.33	0.29	0.37
Net realized and unrealized gain (loss)	0.20	(0.30)	0.29	(2.54)	(0.42)	0.96
Total income (loss) from operations	0.44	0.18	0.73	(2.21)	(0.13)	1.33
Less distributions from:
Net investment income	(0.25)	(0.47)	(0.47)	(0.36)	(0.33)	(0.41)
Net realized gains	—	—	—	(0.01)	(0.10)	(0.16)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.25)	(0.50)	(0.47)	(0.37)	(0.43)	(0.57)
Net asset value, end of period	$10.64	$10.45	$10.77	$10.51	$13.09	$13.65
Total return[3]	4.28%	1.67%	7.18%	(16.98)%	(1.01)%	10.63%
Net assets, end of period (000s)	$5,677	$6,003	$8,614	$9,836	$13,586	$16,119
Ratios to average net assets:
Gross expenses	1.14%[4]	1.10%	1.10%	1.09%	1.09%	1.08%
Net expenses[5,6]	1.14 [4]	1.10	1.10	1.09	1.09	1.08
Net investment income	4.69 [4]	4.51	4.23	2.90	2.19	2.85
Portfolio turnover rate	65%	102%[7]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$50,183,185	$2,036,022	$52,219,207
Financials	—	163,892,541	0 *	163,892,541
Other Corporate Bonds & Notes	—	257,894,367	—	257,894,367
Sovereign Bonds	—	27,077,976	—	27,077,976
Asset-Backed Securities	—	21,561,685	—	21,561,685
Collateralized Mortgage Obligations	—	17,744,766	—	17,744,766
Senior Loans	—	11,116,491	—	11,116,491
U.S. Government & Agency Obligations	—	7,860,915	—	7,860,915
Municipal Bonds	—	5,938,299	—	5,938,299
Preferred Stocks:
Financials	$1,793,033	382,078	—	2,175,111
Total Investments	$1,793,033	$563,652,303	$2,036,022	$567,481,358
Other Financial Instruments:
Futures Contracts††	$3,142,957	—	—	$3,142,957
Forward Foreign Currency Contracts††	—	$13,900	—	13,900
Total Other Financial Instruments	$3,142,957	$13,900	—	$3,156,857
Total	$4,935,990	$563,666,203	$2,036,022	$570,638,215
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,570,865	—	—	$2,570,865

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2025, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended June 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $217,739, which included an affiliated money market fund waiver of $1,150.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to these arrangements, at June 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class P
Expires December 31, 2025	—	—	$346	$317,325	—
Expires December 31, 2026	—	—	302	475,370	—
Expires December 31, 2027	$2,946	$87	194	213,295	$67
Total fee waivers/expense reimbursements subject to recapture	$2,946	$87	$842	$1,005,990	$67
For the six months ended June 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $7,763 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$3,872	—
CDSCs	295	$478
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$304,487,935	$94,235,826
Sales	433,634,765	92,555,019
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$592,560,177	$10,306,686	$(35,385,505)	$(25,078,819)
Futures contracts	—	3,142,957	(2,570,865)	572,092
Forward foreign currency contracts	—	13,900	—	13,900
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$3,142,957	—	$3,142,957
Forward foreign currency contracts	—	$13,900	13,900
Total	$3,142,957	$13,900	$3,156,857

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$2,570,865

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(1,331,527)	—	—	$(1,331,527)
Swap contracts	—	—	$273,418	273,418
Forward foreign currency contracts	—	$(51,103)	—	(51,103)
Total	$(1,331,527)	$(51,103)	$273,418	$(1,109,212)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$3,378,559	—	—	$3,378,559
Swap contracts	—	—	$(55,503)	(55,503)
Forward foreign currency contracts	—	$182,520	—	182,520
Total	$3,378,559	$182,520	$(55,503)	$3,505,576
During the six months ended June 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$253,000,500
Futures contracts (to sell)	106,838,554
Forward foreign currency contracts (to buy)	5,122,138
Forward foreign currency contracts (to sell)	3,840,413
Average Notional Balance**
Credit default swap contracts (sell protection)†	$1,762,857

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At June 30, 2025, there were no open positions held in this derivative.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Goldman Sachs Group Inc.	$13,900	—	$13,900	—	$13,900
Total	$13,900	—	$13,900	—	$13,900

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$308,187	$189,054
Class C	39,258	2,687
Class C1	895	433
Class I	—	282,270
Class P	14,294	3,736
Total	$362,634	$478,180
For the six months ended June 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,423
Class C	102
Class C1	194
Class I	213,942
Class P	78
Total	$217,739
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$6,229,333	$11,929,295
Class C	172,250	354,236
Class C1	5,849	9,995
Class I	9,633,210	32,756,306
Class P	137,946	336,239
Total	$16,178,588	$45,386,071
Return of Capital:
Class A	—	$674,145
Class C	—	20,018
Class C1	—	565
Class I	—	1,851,114
Class P	—	19,001
Total	—	$2,564,843
7. Shares of beneficial interest
At June 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,047,197	$11,005,595	3,495,899	$37,229,935
Shares issued on reinvestment	573,976	6,061,957	1,148,949	12,208,137
Shares repurchased	(2,521,462)	(26,486,341)	(4,708,056)	(50,104,934)
Net decrease	(900,289)	$(9,418,789)	(63,208)	$(666,862)
Class C
Shares sold	11,815	$123,958	120,025	$1,282,269
Shares issued on reinvestment	14,880	157,151	31,438	333,812
Shares repurchased	(133,610)	(1,400,820)	(223,440)	(2,382,334)
Net decrease	(106,915)	$(1,119,711)	(71,977)	$(766,253)

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class C1
Shares sold	875	$9,118	1,703	$17,989
Shares issued on reinvestment	558	5,849	1,001	10,560
Shares repurchased	(33)	(343)	(346)	(3,593)
Net increase	1,400	$14,624	2,358	$24,956
Class I
Shares sold	2,321,253	$24,331,629	14,505,133	$153,800,866
Shares issued on reinvestment	815,962	8,616,061	3,003,263	31,890,922
Shares repurchased	(16,243,505)	(171,292,232)	(45,246,574)	(488,692,233)
Net decrease	(13,106,290)	$(138,344,542)	(27,738,178)	$(303,000,445)
Class P
Shares sold	3,906	$41,079	37,437	$399,463
Shares issued on reinvestment	12,429	131,108	31,853	338,019
Shares repurchased	(57,280)	(600,284)	(294,568)	(3,112,574)
Net decrease	(40,945)	$(428,097)	(225,278)	$(2,375,092)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,229,676	$79,204,422	79,204,422	$82,434,098	82,434,098

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$44,426	—	—
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2025.
10. Deferred capital losses
As of December 31, 2024, the Fund had deferred capital losses of $207,722,516, which have no expiration date, that will be available to offset future taxable capital gains.
11. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Western Asset Corporate Bond Fund 2025 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Corporate Bond Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Corporate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the
Western Asset Corporate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional BBB-rated corporate debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1- and 3-year periods ended December 31, 2024 was below the median and that its performance for the 5- and 10-year periods ended December 31, 2024 was above the median. The Board noted that the Fund’s performance slightly exceeded the performance of its benchmark index for the 1- and 5-year periods ended December 31, 2024, exceeded the performance of its benchmark index for the 10-year period ended December 31, 2024 and trailed the performance of its benchmark index for the 3-year period ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional BBB-rated corporate debt funds (including the Fund) chosen by Broadridge to be comparable to the

Western Asset Corporate Bond Fund

Fund, showed that the Fund’s Contractual Management Fee was equal to the median and that the Fund’s Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was equal to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was equal to the median and that the Fund’s Actual Management Fee was above the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Corporate Bond Fund

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Western Asset
Corporate Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Corporate Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Corporate Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90005-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2025